Changes in deferred acquisition cost (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Technical Provisions For Insurance And Pension Plans
Initial balances	R$ 1,115,127	R$ 1,020,567
Additions	2,017,556	1,776,681
Amortizations	(1,847,300)	(1,682,121)
Closing balance on June 30	R$ 1,285,383	R$ 1,115,127